Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Maximum credit risk exposure	$ 102,990	$ 94,548	$ 70,664
Net margin call (paid) received	(2,857)	(7,299)	1,556
Sale of receivables
Credit risk
Net value of receivables sold	8,681
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	491
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	3,733	4,532	5,129
Loans and advances
Credit risk
Maximum credit risk exposure	1,837	2,107	2,458
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	250	312	287
Non-current financial assets
Credit risk
Maximum credit risk exposure	2,731	2,404	4,781
Accounts receivable
Credit risk
Maximum credit risk exposure	24,378	21,983	14,068
Other operating receivables
Credit risk
Maximum credit risk exposure	28,289	29,553	8,043
Current financial assets
Credit risk
Maximum credit risk exposure	8,746	12,315	4,630
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 33,026	$ 21,342	$ 31,268